TRADE RECEIVABLES AND NOTES RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
TRADE RECEIVABLES AND NOTES RECEIVABLE
Schedule of trade and notes receivables

	December 31, 2020	December 31, 2019
		(Restated)
Trade receivables	5,680,558	5,290,178
Less: impairment	(933,563)	(715,597)
	4,746,995	4,574,581

Notes receivable	4,546,223	2,844,637

	9,293,218	7,419,218

Schedule of ageing analysis of trade and notes receivables

	For the year ended December 31
	2020	2019
		(Restated)
Within 1 year	2,978,123	2,923,616
Between 1 and 2 years	1,031,050	742,477
Between 2 and 3 years	183,288	377,836
Over 3 years	1,488,097	1,246,249
	5,680,558	5,290,178

Less: loss allowance for impairment	(933,563)	(715,597)

	4,746,995	4,574,581

Schedule of credit risk exposure

	As of December 31, 2020
	Gross carrying	Expected credit	Expected credit
	amount	losses	losses loss rate (%)
Alumina and primary aluminum
Within 1 year	245,345	7,104	2.90
Between 1 and 2 years	126,165	12,084	9.58
Between 2 and 3 years	13,153	2,325	17.68
Over 3 years	108,590	103,207	95.04
	493,253	124,720	/
Trading
Within 1 year	401,267	9,753	2.43
Between 1 and 2 years	1,132	110	9.72
Between 2 and 3 years	—	—	—
Over 3 years	4,660	4,635	99.46
	407,059	14,498	/
Energy
Within 1 year	231,232	1,204	0.52
Between 1 and 2 years	33,024	1,710	5.18
Between 2 and 3 years	28,177	4,806	17.06
Over 3 years	47,084	44,493	94.50
	339,517	52,213	/
Corporate and other operating segments
Within 1 year	22,600	1,774	7.85
Between 1 and 2 years	2,339	635	27.15
Between 2 and 3 years	13,320	5,010	37.61
Over 3 years	1,593	1,346	84.49
	39,852	8,765	/

	1,279,681	200,196

Individually assessed trade receivables	4,400,877	733,367

	5,680,558	933,563

Set out below is the information about individually assessed trade receivables:

	As of December 31, 2020
	Gross carrying	Expected credit	Expected credit
	amount	losses	losses loss rate (%)
State Grid Ningxia Electric Power Company	2,077,715	5,704	0.27
China Aluminum ZiBo International Trading Co., Ltd.	727,682	—	—
Zhuhai Hongfan nonferrous metal Chemical Co., Ltd.	270,419	270,419	100.00
Wiseson Resources (Singapore) PTE., Ltd.	266,345	266,345	100.00
Aluminum Industry Co., Ltd., Luoyang, Henan	247,163	10,005	4.05
Xinjiang Jiarun Resources Holdings Co., Ltd.	230,189	—	—
Inner Mongolia Power (Group) Co., Ltd.	214,471	506	0.24
Guizhou Jinpingguo Aluminum Rod Co., Ltd.	111,138	65,946	59.34
Others	255,755	114,442	44.75
	4,400,877	733,367	/

Schedule of movements on the provision for impairment of trade and notes receivables

	December 31, 2020	December 31, 2019
		(Restated)
As of January 1	715,597	659,261
Impairment loss	403,633	237,504
Write off	(122,786)	(98,554)
Reversal	(64,661)	(83,095)
Others	1,780	481

As of December 31	933,563	715,597